Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	291,666,666	291,666,666	291,666,666
Common stock, shares issued	10,969,870	8,869,870	7,843,150
Common stock, shares outstanding	10,959,870	8,859,870	7,833,150
Treasury stock, shares	10,000	10,000	10,000